BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Narrative (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Feb. 27, 2024	Jul. 31, 2018
Accounting Policies [Line Items]
Marketing and advertising costs		$ 19,500,000	$ 17,900,000	$ 17,800,000
Research and development costs		8,900,000	9,000,000.0	9,200,000
Gain on asset sales			54,100,000	7,800,000
Income (loss) from discontinued operations		(28,880,000)	(21,818,000)	(56,447,000)
Impairment, Long-Lived Asset, Held-for-Use		5,480,000	2,217,000	397,000
Impairment of goodwill and intangible assets		0	0	0
Bank overdrafts		11,443,000	11,488,000
Contingent consideration		7,406,000	9,115,000	6,813,000
Gain on asset sales		2,648,000	54,108,000	11,784,000
Redeemable noncontrolling interests		35,554,000	34,185,000
Redemption value of redeemable noncontrolling interests		39,400,000
Restricted Cash		0
Impairment of goodwill and intangible assets		36,684,000	0	0
Gain on asset sales		76,417,000	$ 0	$ 192,000
Progressive Produce
Accounting Policies [Line Items]
Impairment of goodwill and intangible assets	$ 36,700,000
Sale of division					$ 120,300,000
Disposal Group, Disposed of by Sale, Not Discontinued Operations | Progressive Produce
Accounting Policies [Line Items]
Gain on asset sales		$ 75,900,000
Sale of division					117,800,000
Disposal Group, Including Discontinued Operation, Gross Consideration					$ 120,300,000
Minimum
Accounting Policies [Line Items]
Useful lives of property, plant and equipment		25 years
Definite-lived intangible assets useful life		3 years
Maximum
Accounting Policies [Line Items]
Useful lives of property, plant and equipment		2 years
Definite-lived intangible assets useful life		15 years
Legacy Dole | Total Produce
Accounting Policies [Line Items]
Ownership percentage						45.00%